Consolidated Statements of Stockholders' Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balances at Dec. 31, 2011	$ 42,000	$ 4,320,615,000	$ (4,282,634,000)		$ 38,023,000
Balances (in Shares) at Dec. 31, 2011	41,647,394
Issuance of restricted stock	1,000	(1,000)
Issuance of restricted stock (in Shares)	1,247,500
Stock-based compensation		586,000			586,000
Contribution from non-controlling interests				7,000,000	7,000,000
Consolidated net income (loss)			(1,421,000)		(1,421,000)
Balances at Dec. 31, 2012	43,000	4,321,200,000	(4,284,055,000)	7,000,000	44,188,000
Balances (in Shares) at Dec. 31, 2012	42,894,894
Issuance of restricted stock (in Shares)	140,000
Stock-based compensation		254,000			254,000
Distribution to non-controlling interests				(2,857,000)	(2,857,000)
Consolidated net income (loss)			12,862,000	1,470,000	14,332,000
Balances at Dec. 31, 2013	$ 43,000	$ 4,321,454,000	$ (4,271,193,000)	$ 5,613,000	$ 55,917,000
Balances (in Shares) at Dec. 31, 2013	43,034,894